Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases [Line Items]
Minimum finance lease payments payable	SFr 25,580	SFr 24,980
Within one year [Member]
Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases [Line Items]
Minimum finance lease payments payable	25,580	24,980
Between one and five years [Member]
Commitments and contingencies (Details) - Schedule of future minimum lease payments under non-cancellable operating leases [Line Items]
Minimum finance lease payments payable